Schedule of Investment Securities Classified as Current and Long-Term (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Investment [Line Items]
Amortized Cost	$ 9,550	$ 9,119
Gross Unrealized Gains	377	736
Gross Unrealized Losses	(127)	(8)
Total debt securities, Fair Value	9,800	9,847
Debt Securities | Tax-exempt municipal securities
Investment [Line Items]
Amortized Cost	2,911	2,890
Gross Unrealized Gains	93	185
Gross Unrealized Losses	(33)	(4)
Total debt securities, Fair Value	2,971	3,071
Debt Securities | Residential Mortgage-Backed Securities
Investment [Line Items]
Amortized Cost	22	33
Gross Unrealized Gains	0	2
Gross Unrealized Losses	0	(1)
Total debt securities, Fair Value	22	34
Debt Securities | Commercial Mortgage-Backed Securities
Investment [Line Items]
Amortized Cost	662	615
Gross Unrealized Gains	20	44
Gross Unrealized Losses	(9)	0
Total debt securities, Fair Value	673	659
Debt Securities | Asset-backed Securities
Investment [Line Items]
Amortized Cost	63	66
Gross Unrealized Gains	1	2
Gross Unrealized Losses	(1)	0
Total debt securities, Fair Value	63	68
Debt Securities | Corporate Debt Securities
Investment [Line Items]
Amortized Cost	3,474	3,394
Gross Unrealized Gains	223	402
Gross Unrealized Losses	(30)	(2)
Total debt securities, Fair Value	3,667	3,794
Debt Securities | U.S. Treasury And Other U.S. Government Corporations And Agencies | U.S. Treasury And Agency Obligations
Investment [Line Items]
Amortized Cost	584	602
Gross Unrealized Gains	6	16
Gross Unrealized Losses	(6)	0
Total debt securities, Fair Value	584	618
Debt Securities | U.S. Treasury And Other U.S. Government Corporations And Agencies | Mortgage-Backed Securities
Investment [Line Items]
Amortized Cost	1,834	1,519
Gross Unrealized Gains	34	85
Gross Unrealized Losses	(48)	(1)
Total debt securities, Fair Value	$ 1,820	$ 1,603